Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2024
Trade And Other Receivables
Trade and Other Receivables

	September 30, 2024	September 30, 2023
Trade receivables, gross	10,577	9,404
Expected credit losses	(64)	(257)
Trade receivables	10,513	9,147
Other receivables	779	1,464
Trade and other receivables	11,292	10,611

Accounts receivable

Particulars	Current	31-60	61-90	91-120	>120	Total
%	78.52	20.61	0.10	0.02	0.75	100
Gross Trade receivable	8,305	2,180	11	4	77	10,577

Particulars	Current	31-60	61-90	91-180	181-365	>365	Total
Trade receivable (net of specific provision)	8,305	2,180	11	4	29	48	10,577
Expected loss rate (%)	0.05	0.24	0.42	1.06	19.62	100	0.61
Expected loss provision	4	6	—	—	6	48	64

Allowance for Credit Losses
	September 30, 2024	September 30, 2023
Beginning balance	257	54
Write off	(244)	—
Allowance provided	51	203
Ending balance	64	257